Schedule of issuance of shares upon conversion of notes and settlement of debts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		995,362
Fair value of settlement shares		$ 1,713,587
Debt settled		(1,265,587)
Loss on Debt Settlements		$ 448,000
Executive Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		295,361
Share price as of settlement date		$ 1.28
Fair value of settlement shares		$ 376,587
Debt settled		(376,587)
Loss on Debt Settlements
Eighti EPL Settlement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		700,000
Share price as of settlement date		$ 1.91
Fair value of settlement shares		$ 1,337,000
Debt settled		(889,000)
Loss on Debt Settlements		$ 448,000